Income Tax Benefit (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Benefit [Abstract]
Disclosure of unused tax losses for which no deferred tax asset recognized
	2019 AUD$	2018 Restated AUD$
Unused tax losses for which no deferred tax asset has been recognized	37,202,960	34,749,580
Potential tax benefit @ 27.5%	10,230,814	9,556,135

Schedule of income tax benefit
	30 June 2019	30 June 2018
	AUD$	AUD$
Loss from continuing operations before income tax expense	(4,632,743)	(3,010,929)
Tax at the Australian tax rate of 27.5% (2018: 27.5%)	(1,274,004)	(828,005)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(146,026)	(508,509)
Accounting expenditure subject to R&D tax incentive	335,693	752,949
Share-based payments	369,463	16,493
Net impact of other amounts not deductible (taxable)	38,656	26,956
Subtotal	(676,218)	(540,116)

Difference in overseas tax rates	1,539	—
Tax losses and other timing differences for which no deferred tax asset is recognized	674,679	540,116
Income tax expense	—	—